Cover	Aug. 14, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	CANOO INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38824
Entity Tax Identification Number	82-1476189
Entity Address, Address Line One	19951 Mariner Avenue
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90503
City Area Code	424
Local Phone Number	271-2144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001750153
Amendment Flag	true
Amendment Description	On August 14, 2023, Canoo Inc. (the “Company”) issued a press release announcing certain financial and other results for the second quarter ended June 30, 2023. The full text of the press release is furnished as Exhibit 99.1 to this Current Report on Form 8-K and is incorporated herein by reference.The information furnished in this Current Report on Form 8-K (including Exhibit 99.1) shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liabilities of that Section, nor shall it be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Exchange Act, except as expressly set forth by specific reference in such filing.
Common stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GOEV
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	GOEVW
Security Exchange Name	NASDAQ